Document and Entity Information	12 Months Ended
Jul. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Mar 31, 2012
Registrant Name	VIRTUS EQUITY TRUST
Central Index Key	0000034273
Amendment Flag	false
Document Creation Date	Aug 10, 2012
Document Effective Date	Aug 10, 2012
Prospectus Date	Jul 31, 2012

Virtus Growth & Income Fund,

a series of Virtus Equity Trust

Supplement dated August 10, 2012 to the Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”), each dated July 31, 2012

IMPORTANT NOTICE TO INVESTORS

Virtus Growth & Income Fund

Effective September 21, 2012, all Class B Shares of the Virtus Growth & Income Fund will be converted to Class A Shares of said Fund. Shareholders holding Class B Shares at the time of the conversion will receive Class A Shares having an aggregate net asset value equal to the aggregate net asset value of their Class B Shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion. Please refer to the Fund’s prospectuses for any differences between share classes, including sales charge structure, expenses and other options.

Accordingly, as of September 21, 2012, all references to Class B Shares in the Fund’s prospectus and SAI will be removed and Class B Shares no longer will be available.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Supplement [Text Block]	vet2_SupplementTextBlock

Virtus Growth & Income Fund,

a series of Virtus Equity Trust

Supplement dated August 10, 2012 to the Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”), each dated July 31, 2012

IMPORTANT NOTICE TO INVESTORS

Virtus Growth & Income Fund

Effective September 21, 2012, all Class B Shares of the Virtus Growth & Income Fund will be converted to Class A Shares of said Fund. Shareholders holding Class B Shares at the time of the conversion will receive Class A Shares having an aggregate net asset value equal to the aggregate net asset value of their Class B Shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion. Please refer to the Fund’s prospectuses for any differences between share classes, including sales charge structure, expenses and other options.

Accordingly, as of September 21, 2012, all references to Class B Shares in the Fund’s prospectus and SAI will be removed and Class B Shares no longer will be available.

VIRTUS GROWTH & INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vet2_SupplementTextBlock

Virtus Growth & Income Fund,

a series of Virtus Equity Trust

Supplement dated August 10, 2012 to the Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”), each dated July 31, 2012

IMPORTANT NOTICE TO INVESTORS

Virtus Growth & Income Fund

Effective September 21, 2012, all Class B Shares of the Virtus Growth & Income Fund will be converted to Class A Shares of said Fund. Shareholders holding Class B Shares at the time of the conversion will receive Class A Shares having an aggregate net asset value equal to the aggregate net asset value of their Class B Shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion. Please refer to the Fund’s prospectuses for any differences between share classes, including sales charge structure, expenses and other options.

Accordingly, as of September 21, 2012, all references to Class B Shares in the Fund’s prospectus and SAI will be removed and Class B Shares no longer will be available.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 10, 2012